Sales and Marketing Expenses	12 Months Ended
Dec. 31, 2023
Sales and Marketing Expenses [Abstract]
SALES AND MARKETING EXPENSES:

NOTE 11 - SALES AND MARKETING EXPENSES:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Professionals’ fees	348	527	520
Salary and related expenses	248	282	220
Share-based payment	89	503	1,215
Other	61	16	25
	746	1,328	1,980